Employee Benefit Obligations - Summary of Assets Affected by Plans and Invested in Shares, Leases and Real Estate Owned (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2016
Disclosure Of Defined Benefit Plans [Line Items]
Total	$ 34,487	$ 27,715	$ 23,285
Real Estate [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Total	$ 34,487	$ 27,715	$ 23,285